Note 3 - Vessels, Net (Details Textual) - Eco Design Fuel Efficient Containerships [Member] $ in Millions	Jun. 30, 2021 USD ($)
Number of Vessels Under Construction	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76